Income Taxes	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes
9. Income Taxes
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

Period from June 18, 2024 (Inception) to December 31, 2024
Federal statutory income tax rate	21.0%
State income taxes, net of federal benefits	0.3%
Research and development credits	0.5%
Change in deferred tax asset valuation allowance	(16.1)%
Fair market adjustments related to convertible notes	(5.6)%
Other	(0.1)%

Effective income tax rate	0.0%

Net deferred tax assets consisted of the following (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Deferred tax assets
Net operating loss carryforwards	$449
Research and development credits	255
Capitalized start-up expenses	396
Accruals and reserves	171
Capitalized research and development expenses	6,055
Share-based compensation	230

Total deferred tax assets	7,556
Valuation allowance	(7,556)

Net deferred tax assets	$—

The Company had a federal net operating loss carryforward of $2.1 million for the period from June 18, 2024 (inception) to December 31, 2024. The Company had state net operating loss carryforwards of less than $0.1 million for the period from June 18, 2024 (inception) to December 31, 2024. The federal net operating loss carryforwards may be carried forward indefinitely. The state net operating loss carryforwards begin to expire in 2044.
Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2024, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current year. The Company determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2024.
For the period from June 18, 2024 (inception) to December 31, 2024, the valuation allowance increased primarily due to the increases in net operating loss carryforwards and research and development tax credit carryforwards. The changes in the valuation allowance were as follows (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Valuation allowance as of June 18, 2024 (inception)	$—
Increases recorded to income tax provision	7,556

Valuation allowance as of December 31, 2024	$7,556

The Tax Cuts and Jobs Act of 2017 resulted in significant changes to the treatment of research and developmental expenditures under Section 174 of the Internal Revenue Code of 1986, as amended (the “Code”). For tax years beginning after the year ended December 31, 2021, taxpayers are required to capitalize and amortize all research and development expenditures that are paid or incurred in connection with its trade or business. Specifically, costs for U.S. based research and development activities must be amortized over five years using a midyear convention. For the period from June 18, 2024 (inception) to December 31, 2024, the Company capitalized $24.9 million of research and development expenses.
Under Code Section 382, if a corporation undergoes an ownership change, the corporation’s ability to use its pre-change
net operating loss carryforwards and other
pre-change
tax attributes to offset its post-change income may be limited. The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since the Company became a loss corporation as defined in Section 382. Future changes in the Company’s capital ownership, which may be outside of the Company’s control, may trigger an ownership change. In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an ownership change. If an ownership change has occurred or does occur in the future, utilization of the net operating loss carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability for the Company.
The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which the Company operates or does business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Company records uncertain tax positions as liabilities in accordance with ASC 740 and adjusts these liabilities when the Company’s judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. For the period from June 18, 2024 (inception) to December 31, 2024, the Company has not recorded any uncertain tax positions in the Company’s consolidated financial statements.
The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations and comprehensive loss. For the period from June 18, 2024 (inception) to December 31, 2024, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheets.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from inception.

10. Income Taxes
The Company records a provision or benefit for income taxes on pre-tax
income or loss based on its estimated effective tax rate for the year. Given the Company’s uncertainty regarding future taxable income, the Company maintains a full valuation allowance on its deferred tax assets. There was no income tax expense recorded for the three and nine months ended September 30, 2025, or for the three months ended September 30, 2024 and the period from June 18, 2024 (inception) to September 30, 2024.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the U.S. The OBBBA includes significant provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework, and the restoration of favorable tax treatment for certain business tax provisions. There is no impact to the Company’s quarterly financial statements as a result of the OBBBA and the Company will continue to monitor for future impacts of the Act.